                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
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                              MFS SERIES TRUST VI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Global Total Return Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
COMMON STOCKS - 58.3%
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AEROSPACE - 2.6%
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Lockheed Martin Corp.                                                                               85,840           $  6,839,731
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Northrop Grumman Corp.                                                                              74,090              4,904,017
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United Technologies Corp.                                                                           51,890              3,227,039
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                                                                                                                     $ 14,970,787
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ALCOHOLIC BEVERAGES - 0.6%
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Diageo PLC                                                                                         191,600           $  3,367,468
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APPAREL MANUFACTURERS - 0.4%
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NIKE, Inc., "B"                                                                                     28,120           $  2,221,480
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AUTOMOTIVE - 2.3%
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Autoliv, Inc.                                                                                       30,080           $  1,692,068
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Bayerische Motoren Werke AG                                                                         64,900              3,349,595
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Compagnie Generale des Etablissements Michelin                                                      26,970              1,638,255
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Continental AG                                                                                       6,699                684,477
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Hyundai Mobis                                                                                       11,520                957,638
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Johnson Controls, Inc.                                                                               9,430                723,847
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Nissan Motor Co. Ltd.                                                                              145,000              1,563,670
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PSA Peugeot Citroen S.A. (l)                                                                        32,760              1,719,249
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Renault S.A. (l)                                                                                    12,140              1,326,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,655,269
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BANKS & CREDIT COMPANIES - 9.1%
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Aiful Corp. (l)                                                                                     56,650           $  2,224,185
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American Express Co.                                                                                31,130              1,620,628
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Bank of America Corp.                                                                              157,596              8,120,922
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Bank of New York Co., Inc.                                                                          72,500              2,436,725
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BNP Paribas                                                                                         20,530              1,998,033
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Citigroup, Inc.                                                                                    107,036              5,170,909
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Credit Agricole S.A                                                                                 90,640              3,643,136
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DBS Group Holdings Ltd.                                                                            169,000              1,937,730
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DNB Holding A.S.A                                                                                   97,600              1,236,999
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Fannie Mae                                                                                          61,540              2,948,381
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Freddie Mac                                                                                         14,150                818,719
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ING Groep N.V                                                                                       70,350              2,855,464
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Irish Life & Permanent PLC                                                                          55,080              1,269,784
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Nordea Bank AB                                                                                      99,140              1,241,210
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PNC Financial Services Group, Inc.                                                                  35,990              2,549,532
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Royal Bank of Scotland Group PLC                                                                    95,675              3,112,899
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Shinhan Financial Group Co. Ltd.                                                                    21,310              1,048,600
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Shinsei Bank Ltd.                                                                                  228,000              1,422,327
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SunTrust Banks, Inc.                                                                                46,890              3,698,214
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Svenska Handelsbanken AB, "A"                                                                       55,500              1,405,093
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Takefuji Corp.                                                                                      51,190              2,510,036
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                                                                                                                     $ 53,269,526
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BROADCASTING - 1.2%
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Fuji Television Network, Inc.                                                                          633           $  1,319,958
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Nippon Television Network Corp.                                                                     11,600              1,479,667
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Viacom, Inc., "B" (n)                                                                               50,293              1,752,711
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Vivendi Universal S.A                                                                               50,550              1,711,550
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WPP Group PLC                                                                                       81,010                958,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,222,411
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BROKERAGE & ASSET MANAGERS - 1.9%
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Franklin Resources, Inc.                                                                            13,000           $  1,188,850
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Goldman Sachs Group, Inc.                                                                           37,300              5,697,575
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Lehman Brothers Holdings, Inc.                                                                      20,080              1,304,196
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Mellon Financial Corp.                                                                              37,710              1,319,850
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Merrill Lynch & Co., Inc.                                                                           18,620              1,355,908
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                                                                                                                     $ 10,866,379
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BUSINESS SERVICES - 0.3%
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Accenture Ltd., "A"                                                                                 69,950           $  2,046,737
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CABLE TV - 0.1%
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Premiere AG (l)(n)                                                                                  32,780           $    406,106
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CHEMICALS - 1.7%
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Dow Chemical Co.                                                                                    32,130           $  1,111,055
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Nalco Holding Co. (n)                                                                               40,270                678,550
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PPG Industries, Inc.                                                                                34,260              2,108,360
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Syngenta AG                                                                                         39,840              5,728,670
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                                                                                                                     $  9,626,635
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COMPUTER SOFTWARE - 0.3%
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Oracle Corp. (n)                                                                                   104,850           $  1,569,605
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COMPUTER SOFTWARE - SYSTEMS - 0.1%
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Dell, Inc. (n)                                                                                      32,600           $    706,768
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CONSTRUCTION - 1.5%
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Fletcher Building Ltd. (l)                                                                         193,182           $  1,039,703
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Geberit AG                                                                                           1,540              1,722,447
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Italcementi S.p.A                                                                                   74,980              1,202,418
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Masco Corp. (l)                                                                                    146,360              3,912,203
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Sherwin-Williams Co.                                                                                18,380                930,028
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                                                                                                                     $  8,806,799
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CONSUMER GOODS & SERVICES - 1.1%
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Kao Corp.                                                                                          119,000           $  3,094,010
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Uni-Charm Corp. (l)                                                                                 55,200              3,058,238
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                                                                                                                     $  6,152,248
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ELECTRICAL EQUIPMENT - 0.4%
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Cooper Industries Ltd., "A"                                                                         15,530           $  1,338,065
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W.W. Grainger, Inc.                                                                                 14,140                877,953
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                                                                                                                     $  2,216,018
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ELECTRONICS - 2.2%
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Analog Devices, Inc.                                                                                20,200           $    653,066
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Canon, Inc.                                                                                         27,900              1,341,264
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Intel Corp.                                                                                         92,360              1,662,480
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Konica Minolta Holdings, Inc. (n)                                                                  106,500              1,357,558
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OMRON Corp.                                                                                         54,100              1,361,763
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Ricoh Co. Ltd.                                                                                      72,000              1,451,119
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Royal Philips Electronics N.V                                                                       37,390              1,234,454
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Samsung Electronics Co. Ltd.                                                                         4,260              2,711,700
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Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   125,658              1,089,455
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                                                                                                                     $ 12,862,859
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ENERGY - INDEPENDENT - 1.4%
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Apache Corp.                                                                                        27,570           $  1,942,858
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CNOOC Ltd.                                                                                       1,211,500              1,030,619
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Devon Energy Corp.                                                                                  23,500              1,519,040
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EOG Resources, Inc.                                                                                 24,240              1,797,396
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Norsk Hydro A.S.A                                                                                   72,250              2,054,475
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                                                                                                                     $  8,344,388
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ENERGY - INTEGRATED - 4.4%
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Chevron Corp.                                                                                       19,531           $  1,284,749
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ConocoPhillips                                                                                      53,550              3,675,672
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Exxon Mobil Corp.                                                                                   92,940              6,295,756
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Hess Corp. (l)                                                                                      47,880              2,532,852
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Royal Dutch Shell PLC                                                                              142,500              5,027,652
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TOTAL S.A., ADR                                                                                    100,040              6,825,729
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                                                                                                                     $ 25,642,410
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FOOD & BEVERAGES - 2.0%
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CSM N.V                                                                                             34,500           $  1,001,561
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Kellogg Co.                                                                                         37,500              1,806,375
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Nestle S.A                                                                                          23,469              7,692,643
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Nong Shim Co. Ltd.                                                                                   3,814                910,425
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                                                                                                                     $ 11,411,004
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FOOD & DRUG STORES - 1.8%
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Carrefour S.A                                                                                       54,760           $  3,413,744
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Lawson, Inc. (l)                                                                                    34,500              1,176,940
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Tesco PLC                                                                                          540,900              3,631,903
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William Morrison Supermarkets PLC                                                                  578,020              2,207,774
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                                                                                                                     $ 10,430,361
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FOREST & PAPER PRODUCTS - 0.2%
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International Paper Co.                                                                             28,760           $    987,331
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GENERAL MERCHANDISE - 0.1%
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Federated Department Stores, Inc.                                                                   24,900           $    874,239
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HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
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CIGNA Corp.                                                                                          9,770           $    891,513
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WellPoint, Inc. (n)                                                                                 16,100              1,199,450
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                                                                                                                     $  2,090,963
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INSURANCE - 3.8%
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Allstate Corp.                                                                                     117,820           $  6,694,532
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Aviva PLC                                                                                          141,714              1,900,446
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Benfield Group PLC                                                                                 156,140              1,051,327
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Chubb Corp.                                                                                         18,800                947,896
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Genworth Financial, Inc., "A"                                                                       41,970              1,439,571
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Hartford Financial Services Group, Inc.                                                             23,640              2,005,618
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Jardine Lloyd Thompson Group PLC                                                                   182,540              1,259,769
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MetLife, Inc.                                                                                       99,780              5,188,560
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Swiss Reinsurance Co.                                                                               20,318              1,461,608
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                                                                                                                     $ 21,949,327
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LEISURE & TOYS - 0.3%
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Heiwa Corp. (l)                                                                                     63,300           $    860,458
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NAMCO BANDAI Holdings, Inc. (l)                                                                     78,500              1,127,348
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                                                                                                                     $  1,987,806
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MACHINERY & TOOLS - 0.9%
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ASSA ABLOY AB, "B"                                                                                  80,400           $  1,321,671
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Deere & Co.                                                                                         51,620              3,746,063
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                                                                                                                     $  5,067,734
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METALS & MINING - 0.5%
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Anglo American PLC                                                                                  66,610           $  2,780,580
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NATURAL GAS - DISTRIBUTION - 0.6%
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Tokyo Gas Co. Ltd. (l)                                                                             737,000           $  3,665,227
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NETWORK & TELECOM - 0.2%
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Cisco Systems, Inc. (n)                                                                             55,040           $    982,464
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ZTE Corp.                                                                                          128,800                377,941
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                                                                                                                     $  1,360,405
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PHARMACEUTICALS - 4.5%
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Astellas Pharma, Inc.                                                                               66,400           $  2,641,748
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Eli Lilly & Co.                                                                                     27,380              1,554,363
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GlaxoSmithKline PLC                                                                                108,280              2,995,172
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Johnson & Johnson                                                                                   82,380              5,152,869
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Merck & Co., Inc.                                                                                   74,630              3,005,350
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Novartis AG                                                                                         60,200              3,420,427
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Sanofi-Aventis (l)                                                                                  20,010              1,902,701
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Takeda Pharmaceutical Co. Ltd.                                                                      27,900              1,801,335
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Tanabe Seiyaku Co. Ltd. (l)                                                                        106,000              1,390,952
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Wyeth                                                                                               46,210              2,239,799
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                                                                                                                     $ 26,104,716
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PRINTING & PUBLISHING - 0.6%
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PagesJaunes Groupe S.A                                                                              55,450           $  1,560,180
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Reed Elsevier PLC                                                                                  184,020              1,835,374
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                                                                                                                     $  3,395,554
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RAILROAD & SHIPPING - 0.7%
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Burlington Northern Santa Fe Corp.                                                                  14,560           $  1,003,330
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Canadian National Railway Co.                                                                       59,700              2,411,283
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Norfolk Southern Corp.                                                                              17,000                738,140
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                                                                                                                     $  4,152,753
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SPECIALTY CHEMICALS - 0.9%
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Air Products & Chemicals, Inc.                                                                      12,910           $    825,336
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L'Air Liquide S.A                                                                                   14,053              2,835,861
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L'Air Liquide S.A., Bearer Shares (l)                                                                4,001                807,392
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Praxair, Inc.                                                                                       15,440                846,730
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                                                                                                                     $  5,315,319
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SPECIALTY STORES - 0.4%
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Gap, Inc.                                                                                           85,020           $  1,475,097
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NEXT PLC                                                                                            27,170                866,754
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                                                                                                                     $  2,341,851
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TELECOMMUNICATIONS - WIRELESS - 1.0%
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KDDI Corp.                                                                                             285           $  1,850,020
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Vodafone Group PLC                                                                               1,679,845              3,647,376
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Vodafone Group PLC, "B"                                                                          1,919,823                537,862
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                                                                                                                     $  6,035,258
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TELEPHONE SERVICES - 2.1%
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Deutsche Telekom AG                                                                                120,500           $  1,862,221
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Embarq Corp.                                                                                        11,381                514,990
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France Telecom S.A. (l)                                                                            130,730              2,738,280
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Sprint Nextel Corp.                                                                                223,430              4,423,914
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Telecom Corp. of New Zealand Ltd. (l)                                                              324,150                816,267
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Telenor A.S.A                                                                                      144,550              1,843,795
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                                                                                                                     $ 12,199,467
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TOBACCO - 1.9%
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Altria Group, Inc.                                                                                  85,980           $  6,875,821
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British American Tobacco PLC                                                                       108,390              2,921,285
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Swedish Match AB                                                                                    89,710              1,480,938
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                                                                                                                     $ 11,278,044
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TRUCKING - 0.9%
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TNT N.V. (l)                                                                                       122,360           $  4,372,662
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United Parcel Service, Inc., "B"                                                                    10,700                737,337
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                                                                                                                     $  5,109,999
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UTILITIES - ELECTRIC POWER - 2.9%
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Dominion Resources, Inc. (l)                                                                        65,830           $  5,166,338
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E.ON AG                                                                                             27,970              3,371,562
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FPL Group, Inc. (l)                                                                                 67,730              2,921,872
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Scottish Power PLC                                                                                  68,809                777,533
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Suez S.A. (l)                                                                                       35,031              1,452,312
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TXU Corp.                                                                                           33,280              2,137,574
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United Utilities PLC                                                                                80,070                987,034
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                                                                                                                     $ 16,814,225
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  TOTAL COMMON STOCKS                                                                                                $339,306,056
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BONDS - 32.3%
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ASSET BACKED & SECURITIZED - 2.5%
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Bayview Commercial Asset Trust, 4.8571%, 2023 (a)                                          CAD     560,000           $    494,809
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Commercial Mortgage Asset Trust, FRN, 1.1286%, 2032 (a)(i)                                   $  17,672,055                726,928
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Commercial Mortgage Pass-Through Certificate, FRN, 5.5588%, 2017 (a)                             1,400,000              1,400,203
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Commercial Mortgage Pass-Through Certificates, FRN, 5.5688%, 2017 (a)                            2,100,000              2,099,731
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            244,184                246,570
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First Union National Bank Commercial Mortgage Trust, FRN, 1.1898%, 2043 (a)(i)                  25,906,342                919,092
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IMPAC CMB Trust, FRN, 5.735%, 2036                                                               2,062,829              2,073,474
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3814%, 2041                       1,870,062              1,822,409
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5688%, 2046                         912,088                913,937
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Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.5288%, 2018 (a)                  2,150,000              2,150,562
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.6088%, 2015 (a)                                  1,444,035              1,444,111
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.6588%, 2015 (a)                                    382,221                382,245
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                                                                                                                     $ 14,674,071
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BANKS & CREDIT COMPANIES - 0.7%
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HSBK Europe B.V., 7.75%, 2013 (a)                                                            $     700,000           $    709,625
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Ulster Bank Finance PLC, FRN, 3.047%, 2008                                                 EUR   1,968,000              2,511,990
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VTB Capital S.A., 7.5%, 2011                                                                 $     823,000                863,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,084,695
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EMERGING MARKET QUASI-SOVEREIGN - 0.5%
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Gazprom International S.A., 7.201%, 2020                                                     $   1,080,000           $  1,120,500
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Pemex Project Funding Master Trust, 8.625%, 2022                                                   438,000                509,725
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Petronas Capital Ltd., 7.875%, 2022                                                              1,086,000              1,269,864
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                                                                                                                     $  2,900,089
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EMERGING MARKET SOVEREIGN - 0.6%
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Banque Centrale de Tunisie, 7.375%, 2012                                                     $     523,000           $    551,765
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Republic of Argentina, FRN, 4.889%, 2012                                                         1,052,250                975,787
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Republic of Bulgaria, 8.25%, 2015                                                                  541,000                621,555
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Republic of South Africa, 7.375%, 2012                                                             523,000                554,380
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United Mexican States, 5.625%, 2017                                                                584,000                560,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,264,127
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.2%
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Development Bank of Japan, 1.4%, 2012                                                      JPY 114,000,000           $    984,183
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014 (l)                                                  JPY 760,000,000              6,543,148
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                     JPY 661,000,000              4,800,550
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp., 2%, 2016                                                              JPY 350,000,000              3,073,053
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KfW Bankengruppe, FRN, 2.844%, 2007                                                        EUR   5,413,000              6,908,462
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                            EUR   1,939,000              2,476,136
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Landesbank Baden-Wurttemberg, FRN, 2.961%, 2007                                            EUR   1,770,000              2,260,752
---------------------------------------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                            EUR   6,885,000              8,792,807
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,839,091
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 16.2%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank, FRN, 2.934%, 2006                                                   EUR     284,000           $    362,655
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                    EUR   1,440,000              1,838,858
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                   EUR   1,889,000              2,550,606
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                   EUR   3,483,000              4,409,055
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2024                                                   EUR   4,435,000              7,142,919
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                   EUR   6,079,000             10,099,583
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                           CAD   1,341,000              1,200,413
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2017 (l)                                                    NZD   1,817,000              1,136,122
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                            EUR   2,862,000              3,670,599
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                               EUR   1,234,000              1,679,870
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                               DKK   6,721,000              1,154,471
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                           EUR   1,878,855              2,554,579
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                              EUR   3,594,000              4,936,613
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                              EUR   2,966,000              4,030,647
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                              EUR   4,513,000              5,713,007
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                          EUR   1,826,000              2,550,658
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                            EUR   3,514,000              4,727,052
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                               EUR   1,298,000              2,059,047
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                            EUR   1,188,000              1,647,509
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                           EUR   2,181,000              2,811,311
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                            EUR   1,732,000              2,330,966
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                       GBP   5,260,000             10,130,877
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                          GBP   5,039,000              9,564,993
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                          GBP   2,354,000              5,519,398
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                       GBP     191,000                358,809
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 94,180,617
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                      $     214,690           $    206,578
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                           350,905                346,793
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2022 - 2025                                                                     5,267,465              5,214,933
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,768,304
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                           1,113,000           $  1,044,342
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                          2,020,000              1,993,178
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                             2,121,000              2,184,870
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                          1,563,000              1,540,393
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                         231,477                223,604
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.21%, 2026                                                       2,715,444              2,640,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,626,462
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                $   1,438,000           $  1,864,456
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                1,940,000              1,959,476
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2008                                                                  237,000                228,011
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                 3,428,000              3,282,711
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015 (f)                                                                9,848,000              9,193,265
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2016                                                              1,244,522              1,200,914
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,728,833
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $188,066,289
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA                                                                                         32,830           $  3,899,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                PAR AMOUNT
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                            OF CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
JPY-August 2006 @ $116.82                                                                      545,549,400           $    114,565
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 8.0% (Y)
---------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 8/01/06                                            $     234,000           $    234,000
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.29%, due 8/01/06 (t)                                         23,290,000             23,290,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06                                                      23,290,000             23,290,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                        $46,814,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.333%, dated 7/31/06, due 8/01/06, total to be received $20,746,580 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost                                         20,743,507           $ 20,743,507
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                    10,489,345             10,489,345
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                             $ 31,232,852
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (K)                                                                                              $609,433,295
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.7)%                                                                               (27,379,932)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $582,053,363
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,327,306, representing 1.8% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $189,546,119 and 31.10% of market value. An independent pricing service provided an evaluated bid for 30.41% of market value.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.


The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
FRN       Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      CHF   Swiss Franc
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      IDR   Indonesian Rupiah
      JPY   Japanese Yen
      KRW   Korean Won
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      SEK   Swedish Krona
      SGD   Singapore Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL TOTAL RETURN FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 546,885,063
                                                                 =============
Gross unrealized appreciation                                    $  75,957,157
Gross unrealized depreciation                                      (13,408,925)
                                                                 -------------
      Net unrealized appreciation (depreciation)                 $  62,548,232
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                    NET UNREALIZED
   CONTRACTS TO                                                   CONTRACTS          APPRECIATION
 DELIVER/RECEIVE         SETTLEMENT DATE     IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
SALES
-----
AUD        1,330,000         8/08/06          $   985,783         $ 1,018,830          $ (33,047)
BRL        1,144,247         8/02/06              524,403             525,568             (1,165)
CAD        4,248,369     8/10/06 - 8/11/06      3,768,059           3,754,979             13,080
DKK        6,831,611         8/28/06            1,151,091           1,171,591            (20,500)
EUR       10,759,541     8/07/06 - 8/21/06     13,602,901          13,754,391           (151,490)
GBP       13,808,161     8/02/06 - 10/02/06    25,810,209          25,807,483              2,726
IDR    4,434,450,000         8/31/06              487,302             484,424              2,878
JPY      315,788,276     8/17/06 - 9/19/06      2,746,720           2,771,979            (25,259)
KRW      513,613,585         8/07/06              541,501             537,845              3,656
MXN        3,089,143         8/07/06              282,530             281,632                898
NZD       13,512,732         8/08/06            8,501,483           8,335,998            165,485
SGD          908,152         8/03/06              575,581             575,383                198
                                              -----------         -----------          ---------
                                              $58,977,563         $59,020,103          $ (42,540)
                                              ===========         ===========          =========

PURCHASES
---------
AUD        2,424,799         8/08/06          $ 1,812,544         $ 1,857,487          $  44,943
BRL        2,288,494     8/02/06 - 9/01/06      1,034,464           1,047,000             12,536
CAD          277,307         8/10/06              247,552             245,101             (2,451)
CHF          815,323         8/07/06              681,583             663,273            (18,310)
EUR        9,277,014     8/07/06 - 5/17/07     11,822,829          11,864,785             41,956
GBP        6,935,281     8/02/06 - 8/08/06     12,914,572          12,954,013             39,441
JPY    5,075,671,440     8/17/06 - 9/19/06     44,353,676          44,599,320           245,644\
KRW      513,613,585         8/07/06              542,215             537,845             (4,370)
MXN        8,065,109         8/14/06              729,504             735,033              5,529
MYR        1,648,536         8/24/06              446,758             451,540              4,782
NOK        5,504,560         9/11/06              884,832             897,126             12,294
NZD        9,783,055         8/08/06            6,029,852           6,035,162              5,310
SEK       21,496,319     8/08/06 - 8/10/06      3,029,897           2,984,432            (45,465)
SGD        1,816,304     8/03/06 - 10/02/06     1,145,998           1,152,484              6,486
                                              -----------         -----------          ---------
                                              $85,676,276         $86,024,601          $ 348,325
                                              ===========         ===========          =========

At July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded a net payable of $98,137 with Merrill Lynch International.

FUTURES CONTRACTS

                                                                                                  UNREALIZED
                                                                              EXPIRATION         APPRECIATION
                                        CONTRACTS            VALUE               DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Japan Government Bond 10 Yr (Long)          9            $ 10,365,135           Sep-06              $ (15,143)

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2006, are as follows:

-------------------------------
United States             35.8%
-------------------------------
United Kingdom            12.7%
-------------------------------
Japan                      9.0%
-------------------------------
Germany                    8.9%
-------------------------------
France                     7.2%
-------------------------------
Switzerland                3.4%
-------------------------------
Netherlands                2.1%
-------------------------------
Ireland                    1.5%
-------------------------------
Finland                    1.4%
-------------------------------
All Others                18.0%
-------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Utilities Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                  SHARES/PAR            VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.5%
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.9%
-----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                             869,940       $    8,064,343
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                 1,882,000           34,854,639
-----------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                            908,700           17,483,388
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                                      482,450           16,813,383
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   77,215,753
-----------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (l)(n)                                                          708,000       $   24,270,240
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.3%
-----------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                        254,300       $   10,466,988
-----------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                                       225,100           11,232,490
-----------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co. (n)                                                                112,900            3,883,760
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   25,583,238
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                               59,800       $    3,933,644
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 4.6%
-----------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                        396,925       $   15,488,014
-----------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc. (n)                                                                  170,100              957,663
-----------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                1,381,500           49,747,815
-----------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                               56,100            1,995,477
-----------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                              245,000           21,707,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   89,895,969
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                          1,800,255       $   39,110,836
-----------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                            14,200              591,856
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                      2,859,850           69,351,363
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  109,054,055
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.9%
-----------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                  133,800       $    6,184,236
-----------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                        493,000           27,080,490
-----------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco, Inc. (n)                                                            31,500            2,111,760
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                149,600           10,733,800
-----------------------------------------------------------------------------------------------------------------------
Transocean, Inc. (n)                                                                       129,800           10,024,454
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   56,134,740
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.7%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                       655,700       $   23,460,946
-----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (l)(n)                                                       2,449,270           16,434,602
-----------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (n)                                      8,276,000           14,378,966
-----------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                           467,400           19,968,005
-----------------------------------------------------------------------------------------------------------------------
Tim Participacoes S.A., ADR                                                                528,200           13,099,360
-----------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, ADR (l)(n)                                                          212,600           10,247,320
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                       6,785,932           14,734,006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  112,323,205
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 15.5%
-----------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                               237,800       $   13,119,426
-----------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                               1,598,200           47,930,018
-----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                              1,411,600           18,110,828
-----------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                                      211,429            8,179,422
-----------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                                  1,094,110           22,917,308
-----------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                       10,561,000           17,327,372
-----------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                      1,855,800           36,744,840
-----------------------------------------------------------------------------------------------------------------------
Telecom Argentina S.A., ADR (l)(n)                                                         712,900            9,025,314
-----------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (l)                                                                        508,900            8,605,561
-----------------------------------------------------------------------------------------------------------------------
Telenor A.S.A.                                                                           2,235,700           28,517,277
-----------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                          1,000,440           42,041,905
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                               315,800           10,680,356
-----------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                         3,338,276           41,828,598
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  305,028,225
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 49.7%
-----------------------------------------------------------------------------------------------------------------------
AES Corp. (n)                                                                            1,620,100       $   32,175,186
-----------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                    579,757,500           14,445,980
-----------------------------------------------------------------------------------------------------------------------
Ameren Corp. (l)                                                                           458,900           23,633,350
-----------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                          335,100           12,103,812
-----------------------------------------------------------------------------------------------------------------------
Centerpoint Energy, Inc. (l)                                                               836,800           11,497,632
-----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)(n)                                                                  2,947,800           41,298,678
-----------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                           880,200           50,972,382
-----------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR (l)                                                                 410,760           15,317,240
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                    72,300            5,674,104
-----------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                   34,800              966,048
-----------------------------------------------------------------------------------------------------------------------
Drax Group PLC (n)                                                                          60,800            1,015,218
-----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp. (l)                                                                    1,761,100           53,396,552
-----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                    380,907           45,915,328
-----------------------------------------------------------------------------------------------------------------------
Edison International                                                                     1,729,500           71,566,710
-----------------------------------------------------------------------------------------------------------------------
Enel S.p.A. (l)                                                                          2,035,240           17,961,907
-----------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR                                                                          967,500           11,435,850
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                               24,600            1,896,660
-----------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (n)                                                           256,700            1,704,648
-----------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                             1,487,100           86,103,090
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                        1,082,700           60,631,200
-----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                      1,899,800           81,957,372
-----------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.                                                                             165,400            5,872,717
-----------------------------------------------------------------------------------------------------------------------
International Power PLC                                                                  5,657,001           31,116,443
-----------------------------------------------------------------------------------------------------------------------
Mirant Corp. (l)(n)                                                                      1,017,900           27,045,603
-----------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                        221,500            4,961,600
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(n)                                                                  1,673,800           82,434,650
-----------------------------------------------------------------------------------------------------------------------
NSTAR                                                                                      222,400            6,932,208
-----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                     401,900           35,300,088
-----------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy PLC                                                             481,100           10,872,743
-----------------------------------------------------------------------------------------------------------------------
Scottish Power PLC                                                                         789,130            8,917,073
-----------------------------------------------------------------------------------------------------------------------
Suez S.A. (l)                                                                              314,322           13,031,129
-----------------------------------------------------------------------------------------------------------------------
Tractebel Energia S.A.                                                                     412,960            3,245,228
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                1,286,300           82,619,049
-----------------------------------------------------------------------------------------------------------------------
Veolia Environment                                                                         179,850            9,767,029
-----------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc. (l)                                                                      619,400           12,412,776
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  976,197,283
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                    $1,779,636,352
-----------------------------------------------------------------------------------------------------------------------
BONDS - 0.8%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4032%, 2023 (a)(i)                                  $  3,893,891       $      433,238
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                 $  3,147,000       $    3,516,678
-----------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                       3,010,000            3,289,174
-----------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                   793,000               51,545
-----------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                              $  8,015,000       $    8,253,382
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,110,779
-----------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                            $   15,544,017
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 4.3%
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.2%
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (a)                                                                    17,000       $   23,075,375
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp., 7.625%                                                                      928,680       $   48,774,274
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%                                                                     49,600           12,437,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   61,211,474
-----------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                     $   84,286,849
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.4% (Y)
-----------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 8/01/06                                     $  9,191,000       $    9,191,000
-----------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06                                              78,367,000           78,367,000
-----------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                           $   87,558,000
-----------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.2%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.3325%, dated 7/31/06, due 8/01/06, total to be received $34,666,486 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)                                              $ 34,661,352       $   34,661,352
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                            66,810,102           66,810,102
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                 $  101,471,454
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                   $2,068,496,672
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.2)%                                                                    (102,866,675)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                    $1,965,629,997
-----------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,508,613, representing 1.2% of net assets.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund had five securities that were fair valued, aggregating $38,186,154 and 1.85% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR           American Depository Receipt
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
IEU           International Equity Unit
IPS           International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UTILITIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

 The cost and unrealized
appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,860,630,643
                                                               ==============
Gross unrealized appreciation                                  $  245,145,993
Gross unrealized depreciation                                     (37,279,964)
                                                               --------------
Net unrealized appreciation (depreciation)                     $  207,866,029
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.


                                                                                             NET UNREALIZED
                 CONTRACTS TO                                                  CONTRACTS      APPRECIATION
               DELIVER/RECEIVE      SETTLEMENT DATE       IN EXCHANGE FOR      AT VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------

SALES
-----
EUR                112,330,794    8/7/2006 - 9/21/2006      $142,690,859     $143,681,011      $(990,152)
GBP                 54,268,252    8/2/2006 - 10/2/2006       101,518,219      101,425,637         92,582
                                                            ------------     ------------      ---------
                                                            $244,209,078     $245,106,648      $(897,570)
                                                            ============     ============      =========

PURCHASES
---------
EUR                 17,262,300    8/7/2006 - 9/21/2006      $ 21,968,694     $ 22,094,878      $ 126,184
GBP                 32,533,407    8/2/2006 - 9/28/2006        60,593,425       60,772,142        178,717
                                                            ------------     ------------      ---------
                                                            $ 82,562,119     $ 82,867,020      $ 304,901
                                                            ============     ============      =========

At July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $4,243 with Goldman Sachs & Co.

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR      Euro
GBP      British Pounds

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Global Equity Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                 SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
-------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.8%
-------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                740,757      $ 13,019,184
-------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                     32,910         6,851,320
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 19,870,504
-------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.1%
-------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                                                     116,830      $ 11,735,777
-------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                           129,570        10,236,030
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 21,971,807
-------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.1%
-------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                               121,800      $  6,286,297
-------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                         292,700         5,324,604
-------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc. (l)                                                                 155,640         8,871,480
-------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                        167,100         8,835,022
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 29,317,403
-------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.7%
-------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      296,180      $ 15,419,131
-------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                                                      335,080         7,121,321
-------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                            1,169,600         3,274,633
-------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                339,290        11,403,537
-------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.                                                                      216,730         8,711,131
-------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                             59,440         3,428,400
-------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                                               5,630,000         2,584,415
-------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd. (l)                                                                     800,000         4,990,621
-------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                             107,600         2,724,107
-------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    245,657        13,368,613
-------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.                                                                457,880         3,523,445
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 76,549,354
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.6%
-------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                          18,300      $  2,307,116
-------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                           128,760         8,979,722
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,286,838
-------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.9%
-------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                                     186,125      $  6,486,456
-------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           438,170        13,009,267
-------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                             730,700         8,645,779
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 28,141,502
-------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                  77,000      $ 11,761,750
-------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                   72,714         6,749,798
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 18,511,548
-------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
-------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                       208,810      $  6,109,781
-------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. (n)                                                                      63,970         3,602,151
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,711,932
-------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.1%
-------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                    157,860      $ 11,113,344
-------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                   80,260         3,953,735
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,067,079
-------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.1%
-------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                          512,150      $  7,666,886
-------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
-------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                            231,800      $  5,025,424
-------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 7.9%
-------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                        166,250      $  8,103,025
-------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A" (l)                                                          131,170         4,895,264
-------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                 234,000         6,084,020
-------------------------------------------------------------------------------------------------------------------
L'Oreal S.A.                                                                               53,440         5,354,491
-------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                      116,264         6,534,037
-------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                     629,920        25,271,910
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 56,242,747
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.7%
-------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                              119,470      $  3,189,069
-------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                          20,800         1,511,704
-------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                                   139,736        14,366,896
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 19,067,669
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.2%
-------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                               177,300      $  8,523,518
-------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               551,020         9,918,360
-------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                          15,700         2,932,749
-------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                               141,200         3,554,177
-------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                            296,000         5,965,711
-------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                               21,520        13,698,540
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 44,593,055
-------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.3%
-------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                    581,160      $  7,001,222
-------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             141,230         9,290,109
-------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         133,470         9,041,258
-------------------------------------------------------------------------------------------------------------------
TOTAL S.A.                                                                                184,180        12,526,243
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 37,858,832
-------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 4.6%
-------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                        67,940      $  3,526,086
-------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                72,710        23,832,804
-------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                              88,810         5,628,778
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 32,987,668
-------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
-------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                               1,596,616      $ 10,720,567
-------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.9%
-------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                             747,810      $  5,394,835
-------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                          739,110         8,158,587
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,553,422
-------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.1%
-------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     181,940      $  8,096,330
-------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.7%
-------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                42,000      $  1,853,880
-------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                             218,210         7,800,749
-------------------------------------------------------------------------------------------------------------------
AXA                                                                                       379,570        13,089,239
-------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                             207,670         7,123,081
-------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                     80,200         4,545,736
-------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                  308,150         5,205,767
-------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                     115,368         8,299,181
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 47,917,633
-------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
-------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                 43,300      $  3,611,639
-------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.8%
-------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc. (l)                                                          169,260      $  5,297,838
-------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. (n)                                                 127,690         9,463,106
-------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           180,460         9,116,839
-------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                        477,200         4,108,845
-------------------------------------------------------------------------------------------------------------------
Waters Corp. (n)                                                                          156,800         6,378,624
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 34,365,252
-------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.6%
-------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                                    802,000      $  3,988,483
-------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.9%
-------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                     2,153,180      $  6,780,399
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.7%
-------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           186,940      $ 10,612,584
-------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                       403,580        11,163,570
-------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         373,510        23,363,051
-------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                           95,830        17,058,947
-------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (l)                                                                        146,260        13,907,499
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 76,105,651
-------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
-------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                              87,656      $  3,540,426
-------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.9%
-------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                  389,000      $  4,985,744
-------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                      79,221        15,986,602
-------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                             131,080         7,188,427
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 28,160,773
-------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.3%
-------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                      482,000      $  3,666,130
-------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                  174,670         5,572,173
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,238,303
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
-------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (n)                                     1,940,000      $  3,370,613
-------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.7%
-------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                       2,970,500      $  4,873,682
-------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.4%
-------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                    74,740      $  9,009,316
-------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. (l)                                                                        237,967         8,449,291
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 17,458,607
-------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                  $705,652,028
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.3%
-------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 8/01/06 (y)                                 $ 9,509,000      $  9,509,000
-------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.7%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.33%, dated 7/31/06, due 8/01/06, total to      $36,119,160      $ 36,119,160
be received $36,124,510 (secured by various U.S. Treasury and Federal Agency obligations in an individually traded account), at Cost
-------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                           11,930,344        11,930,344
-------------------------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                                 $ 48,049,504
-------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                    $763,210,532
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.8)%                                                                 (48,905,846)
-------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                  $714,304,686
-------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $606,435,938
                                                                ============
Gross unrealized appreciation                                   $177,980,405
Gross unrealized depreciation                                    (21,205,811)
                                                                ------------
      Net unrealized appreciation (depreciation)                $156,774,594
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2006, are as follows:

-----------------------------
United States           37.7%
-----------------------------
France                  14.8%
-----------------------------
United Kingdom          13.9%
-----------------------------
Switzerland             10.0%
-----------------------------
Japan                    8.4%
-----------------------------
Germany                  2.7%
-----------------------------
Spain                    2.2%
-----------------------------
South Korea              1.9%
-----------------------------
Italy                    1.6%
-----------------------------
Other                    6.8%
-----------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.